Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Consolidated VIE assets
Cash and cash equivalents		¥ 4,298,693	¥ 4,424,462	¥ 4,239,359
Trading assets
Derivatives	[1]	2,893,000	1,967,000
Office buildings, land, equipment and facilities		543,847	436,454
Other		1,598,457	1,124,473
Total		62,645,925	56,802,170
Trading liabilities
Derivatives	[1],[2]	2,420,000	1,981,000
Borrowings
Short-term borrowings	[3]	1,752,669	1,117,292
Long-term borrowings		15,544,956	13,373,678
Total		58,791,010	53,221,171
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		41,000	14,000
Trading assets
Equities		531,000	527,000
Debt securities		647,000	643,000
CMBS and RMBS		54,000	64,000
Derivatives		1,000	1,000
Private equity and debt investments		160,000	83,000
Office buildings, land, equipment and facilities		61,000	3,000
Other		177,000	236,000
Total		1,672,000	1,571,000
Trading liabilities
Derivatives		1,000	0
Borrowings
Short-term borrowings		69,000	112,000
Long-term borrowings		839,000	935,000
Other		119,000	156,000
Total		¥ 1,028,000	¥ 1,203,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes secured borrowings of ¥119,682 million and ¥113,315 million as of March 31, 2025 and March 31, 2026 respectively.